SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Non-operating expenses
One-time activity fee assessed by MasterCard as a result of the IPO	$ 6.0
Income Taxes
Effective tax rates (as a percent)	29.60%	13.50%	(1.30%)	27.10%	(1.80%)
Benefit recognized as a result of a reduction in a state income tax rate reflected in the effective rate		$ 2.5
Corporate headquarters facility and related improvements | Minimum
Property and equipment-net
Property and equipment useful life	15 years			15 years
Corporate headquarters facility and related improvements | Maximum
Property and equipment-net
Property and equipment useful life	40 years			40 years
Furniture and equipment | Minimum
Property and equipment-net
Property and equipment useful life	2 years			2 years
Furniture and equipment | Maximum
Property and equipment-net
Property and equipment useful life	10 years			10 years
Software | Minimum
Property and equipment-net
Property and equipment useful life	3 years			3 years
Software | Maximum
Property and equipment-net
Property and equipment useful life	5 years			5 years
Leasehold improvements | Minimum
Property and equipment-net
Property and equipment useful life	3 years			3 years
Leasehold improvements | Maximum
Property and equipment-net
Property and equipment useful life	10 years			10 years
Software development | Minimum
Property and equipment-net
Property and equipment useful life	3 years			3 years
Software development | Maximum
Property and equipment-net
Property and equipment useful life	5 years			5 years